Average Annual Total Returns	12 Months Ended	17 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	16.94%	[1]
NASDAQ 100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.02%	19.13%	[1]
Kurv Technology Titans Select ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.97%	19.90%	[1]
Performance Inception Date		Jul. 22, 2024
Kurv Technology Titans Select ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.25%	18.54%	[1]
Kurv Technology Titans Select ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.05%	14.58%	[1]

[1]	The Fund commenced operations on July 22, 2024.